UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2014	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (3.1%)
Alliant Techsystems	1,500	$195
General Dynamics	4,000	467
L-3 Communications Holdings, Cl 3	2,900	305
Northrop Grumman	4,700	579
Raytheon	3,300	300
United Technologies	2,400	252

		2,098

Agricultural Operations (0.8%)
Archer-Daniels-Midland	11,900	552

Agricultural Products (0.3%)
Ingredion	3,100	228

Air Freight & Logistics (0.7%)
FedEx	3,200	470

Aircraft (1.4%)
Delta Air Lines	10,800	404
Lockheed Martin	1,100	184
Southwest Airlines	11,700	331

		919

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	3,200	382
Bank of New York Mellon	7,300	285
State Street	6,300	444

		1,111

Automotive (2.6%)
Autoliv	1,800	179
Ford Motor	37,000	630
General Motors	9,800	331
Lear	3,000	283
TRW Automotive Holdings*	3,200	327

		1,750

Banks (11.1%)
Bank of America	55,300	843
CIT Group	5,000	246
Fifth Third Bancorp	16,900	346
Huntington Bancshares	27,400	269
JPMorgan Chase	29,900	1,724
Keycorp	26,500	359
PNC Financial Services Group	7,100	586
Regions Financial	35,300	358
SunTrust Banks	11,500	438
US Bancorp	7,300	307
Wells Fargo	40,000	2,036

		7,512

Biotechnology (0.3%)
Amgen	1,400	178

Cable & Satellite (0.3%)
DIRECTV*	2,400	207

Casinos & Gaming (0.3%)
International Game Technology	11,900	201

	Shares	Value (000)
Chemicals (1.5%)
Dow Chemical	11,400	$582
Huntsman	8,700	227
LyondellBasell Industries, Cl A	2,000	212

		1,021

Commercial Printing (0.3%)
RR Donnelley & Sons	10,100	175

Commercial Services (0.1%)
Blackhawk Network Holdings, Cl B*	903	25

Computer & Electronics Retail (0.8%)
Best Buy	9,400	280
GameStop, Cl A	5,600	235

		515

Computers & Services (5.4%)
Apple	3,300	315
CA	4,500	130
Computer Sciences	4,900	306
EMC	16,000	469
Hewlett-Packard	22,400	798
Microsoft	11,500	496
Oracle	4,600	186
Seagate Technology	4,700	276
Symantec	11,000	260
Western Digital	4,300	429

		3,665

Consumer Discretionary (2.1%)
Energizer Holdings	2,500	287
Procter & Gamble	15,000	1,160

		1,447

Diversified Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold	8,700	324

Drug Retail (1.0%)
CVS Caremark	9,100	695

Electrical Services (6.2%)
Ameren	7,900	304
American Electric Power	9,500	494
Edison International	7,000	383
Entergy	5,200	379
Exelon	12,200	379
General Electric	63,900	1,607
Pinnacle West Capital	4,500	240
Public Service Enterprise Group	10,400	366

		4,152

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	1,400	351

Financial Services (3.7%)
Capital One Financial	8,000	636
Citigroup	17,700	866
Goldman Sachs Group	1,000	173
Morgan Stanley	13,300	430
Navient	17,400	299

Schedule of Investments July 31, 2014	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Financial Services (continued)
SLM	10,900	$97

		2,501

Food, Beverage & Tobacco (0.6%)
Tyson Foods, Cl A	8,100	301
Universal	1,400	73

		374

General Merchandise Stores (0.4%)
Target	4,500	268

Health Care Equipment (1.2%)
Baxter International	4,700	351
Medtronic	3,300	204
Zimmer Holdings	2,500	250

		805

Health Care Services (0.4%)
Quest Diagnostics	4,400	269

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	2,300	328

Independent Power Producers & Energy Traders (0.4%)
AES	18,800	275

Insurance (10.4%)
ACE	2,700	270
Aetna	5,300	411
Aflac	3,700	221
Allstate	8,700	509
American International Group	5,800	302
Assurant	3,600	228
Berkshire Hathaway, Cl B*	9,600	1,204
CIGNA	2,900	261
Hartford Financial Services Group	6,600	226
Lincoln National	6,800	356
MetLife	10,000	526
Prudential Financial	5,500	478
Torchmark	3,900	206
Travelers	4,800	430
UnitedHealth Group	7,800	632
Unum Group	7,700	264
WellPoint	5,000	549

		7,073

Leasing & Renting (0.0%)
Veritiv*	82	3

Machinery (1.8%)
AGCO	4,900	239
Caterpillar	6,100	615
Deere	2,300	196
Oshkosh	4,400	203

		1,253

Metal & Glass Containers (0.3%)
Owens-Illinois*	5,800	181

	Shares	Value (000)
Mortgage REIT’s (0.5%)
Annaly Capital Management	29,100	$323

Multimedia (0.1%)
Time Warner	1,000	83

Office Electronics (0.6%)
Xerox	32,200	427

Office Equipment (0.3%)
Pitney Bowes	7,700	208

Office REIT’s (0.4%)
Brandywine Realty Trust	17,800	277

Oil & Gas Equipment & Services (0.7%)
Halliburton	3,100	214
National Oilwell Varco	3,200	259

		473

Paper & Paper Products (0.7%)
Domtar	7,800	280
International Paper	4,300	204

		484

Paper Packaging (0.3%)
Rock-Tenn, Cl A	1,800	179

Petroleum & Fuel Products (14.4%)
Apache	5,700	585
Chevron	15,700	2,029
ConocoPhillips	8,200	677
Exxon Mobil	29,600	2,929
Helmerich & Payne	2,700	287
HollyFrontier	4,700	221
Marathon Oil	6,900	267
Marathon Petroleum	5,400	451
Murphy Oil	3,900	242
Occidental Petroleum	9,200	899
Phillips 66	8,100	657
Valero Energy	9,900	503

		9,747

Petroleum Refining (0.9%)
Hess	6,000	594

Pharmaceuticals (6.7%)
Johnson & Johnson	18,800	1,882
Merck	16,000	908
Pfizer	59,700	1,713

		4,503

Printing & Publishing (0.7%)
Gannett	8,600	281
Lexmark International, Cl A	4,400	211

		492

Railroads (0.7%)
Norfolk Southern	5,000	508

Reinsurance (1.5%)
Everest Re Group	1,700	265
Montpelier Re Holdings	6,000	177

Schedule of Investments July 31, 2014	(Unaudited)

LSV Conservative Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Reinsurance (continued)
PartnerRe	2,400	$251
Reinsurance Group of America, Cl A	1,700	136
Validus Holdings	5,200	190

		1,019

Retail (1.7%)
Kohl’s	6,400	343
Kroger	4,000	196
Macy’s	4,100	237
Wal-Mart Stores	5,400	397

		1,173

Semi-Conductors/Instruments (2.4%)
Intel	42,400	1,437
TE Connectivity	3,000	186

		1,623

Specialized REIT’s (0.6%)
LaSalle Hotel Properties	5,500	191
Omega Healthcare Investors	5,500	201

		392

Telephones & Telecommunications (5.6%)
AT&T	50,900	1,812
Cisco Systems	48,600	1,226
Corning	26,000	511
Harris	3,400	232

		3,781

Total Common Stock (Cost $50,603)		67,212

Repurchase Agreement (0.5%)
Morgan Stanley 0.000%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $320,633 (collateralized by US Treasury Obligations, par value $116,444 - $184,086, 1.625% - 2.125%, 1/15/19 - 6/30/19; with a total market value of $327,046)	$321	321

Total Repurchase Agreement (Cost $321)		321

Total Investments — 100.0% (Cost $50,924) †		$67,533

Percentages are based on Net Assets of $67,549 (000).

Cl	Class

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $50,924(000), and the unrealized appreciation and depreciation were $17,909(000) and ($1,300(000)) respectively.

The following is a list of the level of inputs used as of July 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$67,212	$—	$—	$67,212
Repurchase Agreement	—	321	—	321
Total Investments in Securities	$67,212	$321	$—	$67,533

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014